Stock-Based Compensation - Narrative (Details) - Stock Option Plan 2016 - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Weighted average assumptions
Unrecognized compensation cost		$ 0.6	$ 0.1
Weighted-average period		2 years 2 months 12 days	8 months 12 days
Employees
Weighted average assumptions
Unrecognized compensation cost	$ 6.9	$ 8.1
Weighted-average period	1 year 10 months 24 days
Nonemployees
Weighted average assumptions
Unrecognized compensation cost	$ 0.4	$ 0.6
Weighted-average period	2 years	2 years 2 months 12 days
Options to purchase common stock
Weighted average assumptions
Unrecognized compensation cost		$ 8.1	$ 4.5
Weighted-average period		2 years 2 months 12 days	1 year 9 months 18 days